UNCOMPLETED CONTRACTS (Details Narrative) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Contractors [Abstract]
Contract Assets, net	$ 1,481,500
Uncollected billings	1,287,000
Costs in excess of billings	$ 194,500